SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 44.9	$ 40.0	$ 37.4
Provision charge to expense	48.7	41.0	32.4
Paid/utilized	(50.3)	(36.1)	(29.8)
Ending balance	$ 43.3	$ 44.9	$ 40.0